STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Australia - 7.2%
Afterpay	7,164	[a]	733,074
AGL Energy	21,139	[a]	184,458
AMP	120,305	[a]	136,072
Ampol	8,189	[a]	163,067
APA Group	39,736		296,131
Aristocrat Leisure	19,559		461,337
ASX	6,654	[a]	364,082
Aurizon Holdings	67,294	[a]	189,430
AusNet Services	70,233		92,575
Australia & New Zealand Banking Group	94,962		1,708,445
BHP Group	98,803	[a]	3,284,764
BHP Group	70,743	[a]	1,943,675
BlueScope Steel	16,817	[a]	213,299
Brambles	51,163	[a]	415,208
CIMIC Group	3,476	[a]	65,081
Coca-Cola Amatil	17,542	[a]	175,067
Cochlear	2,196	[a]	330,281
Coles Group	44,371	[a]	616,042
Commonwealth Bank of Australia	59,388	[a]	3,768,475
Computershare	16,721	[a]	183,752
Crown Resorts	13,142	[a]	96,006
CSL	15,239	[a]	3,153,909
Dexus	36,321		249,174
Evolution Mining	55,063	[a]	194,543
Fortescue Metals Group	57,256	[a]	948,616
Goodman Group	56,017		754,988
Insurance Australia Group	82,365	[a]	303,370
LendLease Group	23,781	[a]	216,987
Macquarie Group	11,478		1,147,087
Magellan Financial Group	4,531	[a]	166,584
Medibank Private	90,828	[a]	202,243
Mirvac Group	134,453		243,269
National Australia Bank	110,211		1,968,196
Newcrest Mining	27,100	[a]	512,279
Northern Star Resources	24,260	[a]	233,875
Oil Search	67,429	[a]	201,679
Orica	14,150		163,863
Origin Energy	61,010	[a]	221,986
Qantas Airways	29,853	[a]	102,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Australia - 7.2% (continued)
QBE Insurance Group	49,075	[a]	298,876
Ramsay Health Care	6,266	[a]	300,343
REA Group	1,804	[a]	201,478
Rio Tinto	12,402	[a]	1,039,510
Santos	61,143	[a]	306,816
Scentre Group	173,823	[a]	360,174
SEEK	11,515	[a]	245,719
Sonic Healthcare	14,962	[a]	394,034
South32	163,366	[a]	314,984
Stockland	81,370		275,393
Suncorp Group	43,867	[a]	335,838
Sydney Airport	44,895	[a]	195,501
Tabcorp Holdings	71,699	[a]	217,581
Telstra	139,122	[a]	330,492
The GPT Group	67,740	[a]	222,723
TPG Telecom	13,924	[a]	78,538
Transurban Group	91,311		920,048
Treasury Wine Estates	25,568	[a]	195,383
Vicinity Centres	134,226		156,282
Washington H Soul Pattinson & Co.	3,612		74,600
Wesfarmers	37,948	[a]	1,578,134
Westpac Banking	120,976		1,950,286
WiseTech Global	4,994	[a]	118,962
Woodside Petroleum	32,468	[a]	610,615
Woolworths Group	42,244	[a]	1,314,903
			38,442,196
Austria - .2%
Erste Group Bank	9,690		295,517
OMV	5,033	[a]	210,867
Raiffeisen Bank International	4,817	[a]	93,982
Verbund	2,347	[a]	211,387
Voestalpine	3,878	[a]	141,486
			953,239
Belgium - .9%
Ageas	5,905		302,637
Anheuser-Busch InBev	25,503	[a]	1,601,616
Colruyt	1,939	[a]	119,659
Elia Group	1,103	[a]	132,550
Galapagos	1,373	[a]	143,399
Groupe Bruxelles Lambert	1,430	[a]	141,456
Groupe Bruxelles Lambert	2,354	[a]	233,352
KBC Group	8,409	[a]	587,871
Proximus	4,764		100,243
Sofina	498	[a]	161,217

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Belgium - .9% (continued)
Solvay	2,538		289,213
UCB	4,300	[a]	445,971
Umicore	6,667	[a]	377,978
			4,637,162
Chile - .0%
Antofagasta	13,578	[a]	265,731
Denmark - 2.4%
Ambu, Cl. B	5,454	[b]	258,021
AP Moller - Maersk, Cl. A	108	[a]	204,648
AP Moller - Maersk, Cl. B	211	[a]	436,555
Carlsberg, Cl. B	3,504	[a]	513,646
Chr. Hansen Holding	3,565	[a]	322,121
Coloplast, Cl. B	4,061		606,690
Danske Bank	23,714	[a]	406,216
Demant	3,761	[a]	135,201
DSV Panalpina	7,001	[a]	1,091,842
Genmab	2,209	[a]	880,635
GN Store Nord	4,283	[a]	327,854
H. Lundbeck	2,476	[a]	88,364
Novo Nordisk, Cl. B	57,771	[a]	4,018,301
Novozymes, Cl. B	7,047	[a]	423,349
Orsted	6,402	[a,c]	1,209,809
Pandora	3,437	[a]	331,502
Rockwool International, Cl. B	244	[a]	92,083
Tryg	5,272		164,843
Vestas Wind Systems	6,587	[a]	1,409,481
			12,921,161
Finland - 1.2%
Elisa	4,735		281,670
Fortum	14,664	[a]	355,333
Kesko, Cl. B	9,122	[a]	236,733
Kone, Cl. B	11,341		891,558
Neste	14,302	[a]	1,010,506
Nokia	188,775	[a]	904,883
Nordea Bank	2,007	[a]	16,271
Nordea Bank	107,404	[a]	871,630
Orion, Cl. B	3,458	[a]	158,703
Sampo, Cl. A	16,052	[a]	673,080
Stora Enso, Cl. R	19,203		349,125
UPM-Kymmene	17,758		633,290
Wartsila	15,073		148,071
			6,530,853
France - 10.2%
Accor	6,061	[a]	203,037

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
France - 10.2% (continued)
Aeroports de Paris	1,018	[a]	117,145
Air Liquide	15,872	[a]	2,593,709
Airbus	19,697	[a]	1,984,355
Alstom	8,423	[a]	456,451
Amundi	2,059	[a,c]	153,280
Arkema	2,359	[a]	261,904
Atos	3,346	[a]	256,017
AXA	64,709	[a]	1,430,882
BioMerieux	1,382	[a]	213,867
BNP Paribas	37,665	[a]	1,814,037
Bollore	29,639	[a]	120,210
Bouygues	7,618	[a]	299,367
Bureau Veritas	9,624	[a]	253,073
Capgemini	5,434	[a]	786,836
Carrefour	21,051	[a]	355,963
Cie de Saint-Gobain	17,257	[a]	859,023
Cie Generale des Etablissements Michelin	5,724	[a]	790,163
CNP Assurances	6,406	[a]	97,172
Covivio	1,790	[a]	147,248
Credit Agricole	39,185	[a]	445,076
Danone	20,914	[a]	1,393,398
Dassault Aviation	84	[a]	87,830
Dassault Systemes	4,463	[a]	892,271
Edenred	8,170	[a]	443,510
Eiffage	2,942	[a]	267,108
Electricite de France	20,749	[a]	258,292
Engie	60,956	[a]	946,894
EssilorLuxottica	9,628		1,365,415
Eurazeo	1,454	[a]	101,858
Faurecia	2,662	[a]	139,778
Gecina	1,536	[a]	219,031
Getlink	14,362	[a]	221,491
Hermes International	1,058	[a]	1,080,631
Iliad	477	[a]	88,364
Ipsen	1,242	[a]	108,516
Kering	2,536		1,664,184
Klepierre	6,672	[a,b]	160,560
La Francaise des Jeux SAEM	3,066	[a,c]	131,813
Legrand	8,904	[a]	819,155
L'Oreal	8,439	[a]	2,958,075
LVMH	9,318		5,626,147
Natixis	30,620	[a]	115,809
Orange	67,337		791,733

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
France - 10.2% (continued)
Orpea	1,774	[a]	245,339
Pernod Ricard	7,090		1,338,125
Publicis Groupe	7,447	[a]	385,977
Remy Cointreau	797	[a]	148,073
Renault	6,410	[a]	273,519
Safran	10,849	[a]	1,368,181
Sanofi	38,007	[a]	3,570,896
Sartorius Stedim Biotech	948	[a]	396,955
Schneider Electric	18,059	[a]	2,647,406
SCOR	5,202	[a]	158,185
SEB	789	[a]	150,122
Societe Generale	27,281	[a]	509,799
Sodexo	3,064	[a]	272,577
Suez	11,751	[a]	241,615
Teleperformance	2,001	[a]	656,133
Thales	3,691		331,711
Total	84,546		3,569,206
Ubisoft Entertainment	3,094	[a]	309,399
Unibail-Rodamco-Westfield	4,579	[a]	386,025
Valeo	7,710	[a]	288,028
Veolia Environnement	18,277	[a]	488,639
Vinci	17,423	[a]	1,616,588
Vivendi	28,025	[a]	859,871
Wendel	887	[a]	102,384
Worldline	7,969	[a,c]	676,661
			54,512,092
Germany - 8.5%
adidas	6,378	[a]	2,027,296
Allianz	13,990	[a]	3,171,386
BASF	30,781	[a]	2,387,896
Bayer	32,906	[a]	1,993,652
Bayerische Motoren Werke	11,187	[a]	950,623
Bechtle	898	[a]	190,903
Beiersdorf	3,468	[a]	380,474
Brenntag	5,261	[a]	413,161
Carl Zeiss Meditec-BR	1,359		212,724
Commerzbank	34,484	[a]	229,134
Continental	3,699	[a]	519,969
Covestro	6,070	[a,c]	413,651
Daimler	28,667	[a]	2,021,715
Delivery Hero	4,417	[a,c]	672,259
Deutsche Bank	66,209	[a]	674,327
Deutsche Boerse	6,345	[a]	1,022,750
Deutsche Lufthansa	9,899	[a,b]	127,748

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Germany - 8.5% (continued)
Deutsche Post	33,112	[a]	1,638,569
Deutsche Telekom	111,646	[a]	1,991,028
Deutsche Wohnen	11,512	[a]	570,812
E.ON	74,836	[a]	792,954
Evonik Industries	7,020	[a]	231,808
Fresenius & Co.	13,909	[a]	620,766
Fresenius Medical Care & Co.	7,286	[a]	591,386
GEA Group	5,214		180,936
Hannover Rueck	2,088	[a]	324,186
HeidelbergCement	5,116	[a]	378,810
HelloFresh	4,977	[a]	420,822
Henkel & Co.	3,599	[a]	336,246
HOCHTIEF	910	[a]	84,673
Infineon Technologies	43,718		1,758,239
KION Group	2,469	[a]	213,817
Knorr-Bremse	2,502	[a]	331,942
LANXESS	2,890	[a]	217,845
LEG Immobilien	2,405	[a]	345,479
Merck	4,304	[a]	719,257
MTU Aero Engines	1,783	[a]	415,772
Muenchener Rueckversicherungs-Gesellschaft	4,741	[a]	1,260,406
Nemetschek	2,077	[a]	146,740
Puma	3,398	[a]	332,968
Rational	164	[a]	157,825
RWE	21,701	[a]	933,851
SAP	35,040	[a]	4,460,546
Scout24	3,622	[a,c]	280,350
Siemens	25,665		3,974,655
Siemens Energy	13,261	[a]	490,840
Siemens Healthineers	9,123	[c]	511,986
Symrise	4,330	[a]	539,509
TeamViewer	4,945	[a,c]	256,464
Telefonica Deutschland Holding	38,134		104,480
Uniper	7,049	[a]	247,093
United Internet	3,522	[a]	153,107
Volkswagen	1,084	[a]	229,806
Vonovia	17,425		1,166,990
Zalando	5,151	[a,c]	591,599
			45,414,230
Hong Kong - 3.2%
AIA Group	405,800	[a]	4,972,030
ASM Pacific Technology	10,800	[a]	157,106
BOC Hong Kong Holdings	127,500	[a]	382,943

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Hong Kong - 3.2% (continued)
Budweiser Brewing	60,800	[a,c]	204,758
CK Asset Holdings	85,475	[a]	433,404
CK Hutchison Holdings	91,975	[a]	637,887
CK Infrastructure Holdings	21,000	[a]	112,066
CLP Holdings	55,788		522,505
ESR Cayman	54,800	[a,c]	195,553
Galaxy Entertainment Group	73,277	[a]	569,187
Hang Lung Properties	69,000		183,519
Hang Seng Bank	25,300	[a]	462,413
Henderson Land Development	51,138	[a]	209,342
HK Electric Investments	91,000	[a]	89,912
HKT Trust & HKT	124,660	[a]	164,426
Hong Kong & China Gas	353,588	[a]	506,991
Hong Kong Exchanges & Clearing	40,342	[a]	2,591,463
Hongkong Land Holdings	38,300	[a]	177,299
Jardine Matheson Holdings	7,446	[a]	431,399
Jardine Strategic Holdings	7,400	[a]	191,831
Link REIT	69,722		614,544
Melco Resorts & Entertainment, ADR	7,348	[a]	117,495
MTR	50,756	[a]	294,834
New World Development	50,141		234,674
PCCW	149,476	[a]	83,186
Power Assets Holdings	48,000	[a]	255,352
Sino Land	107,730	[a]	150,102
SJM Holdings	59,530	[a]	64,925
Sun Hung Kai Properties	44,199		608,472
Swire Pacific, Cl. A	16,500	[a]	104,709
Swire Properties	40,400	[a]	118,117
Techtronic Industries	45,865	[a]	687,693
The Bank of East Asia	42,589	[a]	92,454
WH Group	322,500	[a,c]	263,576
Wharf Real Estate Investment	56,311	[a]	300,293
Xinyi Glass Holdings	58,000	[a]	140,848
			17,327,308
Ireland - 1.0%
CRH	26,541	[a]	1,093,038
DCC	3,227		243,743
Experian	30,996		1,084,119
Flutter Entertainment	5,436	[a]	1,009,464
James Hardie Industries-CDI	15,033	[a]	420,239
Kerry Group, Cl. A	5,297	[a]	718,455
Kingspan Group	5,217	[a]	354,009
Smurfit Kappa Group	8,212		395,042
			5,318,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Isle Of Man - .1%
Entain	19,686	[a]	332,701
Israel - .6%
Azrieli Group	1,315	[a]	80,314
Bank Hapoalim	38,741	[a]	274,136
Bank Leumi Le-Israel	49,699	[a]	307,540
Check Point Software Technologies	3,769	[a]	481,452
CyberArk Software	1,255	[a]	201,114
Elbit Systems	973		134,981
ICL Group	22,932		122,101
Israel Discount Bank, Cl. A	37,847	[a]	147,037
Mizrahi Tefahot Bank	4,405	[a]	102,773
NICE	2,169	[a]	565,014
Teva Pharmaceutical Industries, ADR	37,666	[a,b]	443,705
Wix.com	1,872	[a]	462,478
			3,322,645
Italy - 2.0%
Amplifon	4,027	[a]	159,827
Assicurazioni Generali	37,165	[a]	634,930
Atlantia	17,135	[a]	272,171
Davide Campari-Milano	19,240	[a]	207,103
DiaSorin	834	[a]	182,725
Enel	272,658		2,707,410
Eni	85,926	[a]	867,382
Ferrari	4,259	[a]	889,294
FinecoBank Banca Fineco	20,649	[a]	322,411
Infrastrutture Wireless Italiane	11,458	[a,c]	123,181
Intesa Sanpaolo	552,737	[a]	1,209,187
Mediobanca Banca Di Credito Finanziario	21,201	[a]	189,053
Moncler	6,398	[a]	361,428
Nexi	14,398	[a,c]	255,657
Poste Italiane	18,086	[c]	177,098
Prysmian	7,907	[a]	254,482
Recordati Industria Chimica E Farmaceutica	3,568		184,876
Snam	66,565		349,490
Telecom Italia	284,717	[a]	121,858
Telecom Italia-RSP	200,063	[a]	94,892
Terna Rete Elettrica Nazionale	48,330		351,323
UniCredit	72,427	[a]	662,290
			10,578,068
Japan - 25.0%
ABC-Mart	1,200		69,052
Acom	15,500		68,317

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Advantest	6,800		536,019
Aeon	21,800		683,686
AEON Mall	3,380		55,073
AGC	6,460		224,840
Air Water	5,800		94,416
Aisin Seiki	5,300		163,067
Ajinomoto	16,000		377,208
Alfresa Holdings	6,700		133,975
Amada	11,400		129,682
ANA Holdings	4,100	[a]	90,201
Asahi Group Holdings	15,300		622,674
Asahi Intecc	6,500		214,070
Asahi Kasei	41,600		466,252
Astellas Pharma	62,195		1,008,906
Azbil	4,000		203,355
Bandai Namco Holdings	6,750		575,009
Bridgestone	17,800		660,650
Brother Industries	7,400		165,238
CALBEE	3,000		88,610
Canon	33,317		734,894
Capcom	2,800		175,873
Casio Computer	6,400		113,702
Central Japan Railway	4,900		709,175
Chubu Electric Power	21,600		264,091
Chugai Pharmaceutical	22,684		1,198,154
Coca-Cola Bottlers Japan Holdings	4,700		71,509
Concordia Financial Group	32,900		120,715
Cosmos Pharmaceutical	700		106,632
CyberAgent	3,400		213,231
Dai Nippon Printing	8,100		139,844
Daifuku	3,400		386,224
Dai-ichi Life Holdings	36,300		560,538
Daiichi Sankyo	56,949		1,834,929
Daikin Industries	8,400		1,788,402
Daito Trust Construction	2,200		229,465
Daiwa House Industry	19,000		540,254
Daiwa House REIT Investment	69		185,579
Daiwa Securities Group	49,100		234,102
Denso	14,500		807,695
Dentsu Group	7,100		225,991
Disco	900		291,936
East Japan Railway	10,200		690,455
Eisai	8,400		615,703
ENEOS Holdings	105,526		428,888

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
FANUC	6,429		1,688,299
Fast Retailing	1,958		1,685,125
Fuji Electric	4,100		163,877
FUJIFILM Holdings	12,000		687,805
Fujitsu	6,680		1,017,226
Fukuoka Financial Group	5,700		102,914
GLP J-REIT	133		210,010
GMO Payment Gateway	1,300		185,064
Hakuhodo DY Holdings	8,100		117,807
Hamamatsu Photonics K.K.	4,600		265,634
Hankyu Hanshin Holdings	7,500		244,307
Harmonic Drive Systems	1,200		89,399
Hikari Tsushin	700		146,728
Hino Motors	9,400		81,339
Hirose Electric	1,133		178,944
Hisamitsu Pharmaceutical	1,700		102,535
Hitachi	32,380		1,337,423
Hitachi Construction Machinery	3,400		99,672
Hitachi Metals	7,400		118,199
Honda Motor	55,159		1,458,491
Hoshizaki	1,700		150,870
Hoya	12,700		1,624,123
Hulic	10,300		116,887
Ibiden	3,400		156,291
Idemitsu Kosan	6,775		160,005
Iida Group Holdings	4,600		101,634
Inpex	34,600		203,641
Isuzu Motors	18,200		174,878
Ito En	1,900		118,615
ITOCHU	45,100		1,294,730
Itochu Techno-Solutions	3,400		119,390
Japan Airlines	4,300	[a]	76,884
Japan Airport Terminal	1,600	[a]	84,570
Japan Exchange Group	17,100		398,700
Japan Post Bank	13,500		117,327
Japan Post Holdings	52,700		420,334
Japan Post Insurance	8,000		157,506
Japan Real Estate Investment	44		267,895
Japan Retail Fund Investment	84		160,201
Japan Tobacco	40,000		794,852
JFE Holdings	16,760	[a]	147,165
JSR	6,700		204,832
Kajima	14,800		199,008
Kakaku.com	4,700		135,820

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Kansai Paint	5,800		171,441
Kao	16,100		1,171,855
KDDI	53,963		1,589,016
Keihan Holdings	3,400		156,188
Keikyu	7,700		124,494
Keio	3,400		249,340
Keisei Electric Railway	4,600		156,734
Keyence	6,140		3,302,959
Kikkoman	4,900		344,915
Kintetsu Group Holdings	5,635	[a]	237,429
Kirin Holdings	28,100		604,426
Kobayashi Pharmaceutical	1,600		180,264
Kobe Bussan	4,400		121,684
Koei Tecmo Holdings	1,400		80,068
Koito Manufacturing	3,500		224,582
Komatsu	29,200		804,674
Konami Holdings	3,000		183,994
Kose	1,100		183,591
Kubota	35,000		771,322
Kuraray	10,900		117,152
Kurita Water Industries	3,300		134,315
Kyocera	10,700		686,844
Kyowa Kirin	9,205		273,712
Kyushu Electric Power	13,600		126,906
Kyushu Railway	5,300		111,627
Lasertec	2,600		347,105
Lawson	1,800		87,529
Lion	7,900		180,341
LIXIL Group	8,724		204,379
M3	14,900		1,249,283
Makita	7,500		357,794
Marubeni	55,200		368,018
Marui Group	6,800		121,903
Mazda Motor	18,100	[a]	129,545
McDonald's Holdings	2,300		111,966
Medipal Holdings	6,100		125,530
MEIJI Holdings	3,742		254,992
Mercari	3,000	[a]	143,674
Minebea Mitsumi	12,000		267,209
MISUMI Group	9,738		317,591
Mitsubishi	45,198		1,146,723
Mitsubishi Chemical Holdings	42,480		293,221
Mitsubishi Electric	61,600		941,846
Mitsubishi Estate	40,400		644,730

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Mitsubishi Gas Chemical	5,500		125,947
Mitsubishi Heavy Industries	11,070		320,258
Mitsubishi UFJ Financial Group	409,390		1,844,547
Mitsubishi UFJ Lease & Finance	12,100		59,930
Mitsui & Co.	54,500		1,012,476
Mitsui Chemicals	6,300		181,259
Mitsui Fudosan	30,886		634,609
Miura	3,100		176,684
Mizuho Financial Group	81,450		1,086,477
MonotaRO	4,100		205,506
MS&AD Insurance Group Holdings	14,957		433,152
Murata Manufacturing	19,200		1,849,148
Nabtesco	3,700		166,344
Nagoya Railroad	6,100		155,430
NEC	8,780		476,389
NEXON	16,200		492,461
NGK Insulators	8,300		145,754
NGK Spark Plug	5,526		103,009
NH Foods	2,900		124,353
Nidec	15,100		2,005,420
Nihon M&A Center	5,200		301,136
Nintendo	3,725		2,152,841
Nippon Building Fund	49		296,108
Nippon Express	2,300		156,960
Nippon Paint Holdings	5,000		451,071
Nippon Prologis REIT	70		228,152
Nippon Shinyaku	1,600		117,852
Nippon Steel	27,361	[a]	319,522
Nippon Telegraph & Telephone	43,500		1,084,363
Nippon Yusen KK	4,980		115,062
Nissan Chemical	4,100		234,214
Nissan Motor	77,700	[a]	397,205
Nisshin Seifun Group	7,138		120,501
Nissin Foods Holdings	2,200		189,683
Nitori Holdings	2,700		534,890
Nitto Denko	5,300		480,841
Nomura Holdings	105,700		560,148
Nomura Real Estate Holdings	3,800		85,055
Nomura Real Estate Master Fund	147		223,428
Nomura Research Institute	10,849		362,230
NSK	12,200		111,582
NTT Data	20,800		300,050
Obayashi	21,600		182,629
OBIC	2,300		430,486

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Odakyu Electric Railway	10,200		296,553
Oji Holdings	29,400		178,206
Olympus	38,800		702,769
Omron	6,200		548,821
Ono Pharmaceutical	12,700		380,317
Oracle	1,300		153,032
Oriental Land	6,800		1,064,582
ORIX	44,300		718,233
Orix JREIT	83		139,169
Osaka Gas	12,300		226,883
Otsuka	3,500		176,006
Otsuka Holdings	13,100		560,341
Pan Pacific International Holdings	13,900		313,108
Panasonic	74,495		965,629
PeptiDream	3,100	[a]	181,665
Persol Holdings	6,200		116,564
Pigeon	3,700		166,562
Pola Orbis Holdings	3,000		60,189
Rakuten	28,900		284,098
Recruit Holdings	45,400		1,978,083
Renesas Electronics	25,800	[a]	294,631
Resona Holdings	72,500		253,336
Ricoh	23,400		179,696
Rinnai	1,200		125,539
Rohm	3,000		305,406
Ryohin Keikaku	7,700		184,555
Santen Pharmaceutical	12,200		202,126
SBI Holdings	7,630		190,387
SCSK	1,900		105,916
Secom	7,100		644,631
Sega Sammy Holdings	6,384		101,523
Seibu Holdings	7,900	[a]	73,001
Seiko Epson	9,000		153,133
Sekisui Chemical	11,900		215,070
Sekisui House	20,600		398,527
Seven & i Holdings	25,460		967,079
SG Holdings	11,100		284,031
Sharp	6,800		141,747
Shimadzu	7,700		294,597
Shimamura	800		88,740
Shimano	2,500		586,487
Shimizu	17,800		126,047
Shin-Etsu Chemical	11,900		2,072,304
Shinsei Bank	5,300		65,878

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Shionogi & Co.	9,000	489,658
Shiseido	13,300	872,780
SMC	1,900	1,153,190
Softbank	96,000	1,259,755
SoftBank Group	52,540	4,047,668
Sohgo Security Services	2,500	123,345
Sompo Holdings	11,170	446,506
Sony	42,280	4,045,967
Square Enix Holdings	3,100	178,197
Stanley Electric	4,100	128,569
Subaru	20,800	400,884
Sumco	9,000	190,227
Sumitomo	40,400	537,188
Sumitomo Chemical	48,800	230,763
Sumitomo Dainippon Pharma	6,300	101,964
Sumitomo Electric Industries	25,500	340,687
Sumitomo Metal Mining	7,700	335,698
Sumitomo Mitsui Financial Group	44,200	1,375,794
Sumitomo Mitsui Trust Holdings	11,464	348,295
Sumitomo Realty & Development	10,300	312,480
Sundrug	2,500	99,124
Suntory Beverage & Food	4,900	171,446
Suzuken	2,212	85,730
Suzuki Motor	12,200	551,246
Sysmex	5,700	664,425
T&D Holdings	17,900	212,119
Taiheiyo Cement	3,800	95,729
Taisei	6,200	201,290
Taisho Pharmaceutical Holdings	1,000	65,425
Taiyo Nippon Sanso	5,000	96,651
Takeda Pharmaceutical	52,823	1,852,100
TDK	4,400	712,287
Teijin	5,900	108,449
Terumo	21,500	840,994
The Bank of Kyoto	2,000	106,026
The Chiba Bank	18,400	101,103
The Chugoku Electric Power Company	9,300	115,162
The Kansai Electric Power Company	23,899	235,899
The Shizuoka Bank	13,000	95,618
THK	3,800	121,844
TIS	7,300	161,965
Tobu Railway	6,400	180,922
Toho	3,800	146,672
Toho Gas	2,600	153,569

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Japan - 25.0% (continued)
Tohoku Electric Power	15,200		131,586
Tokio Marine Holdings	21,300		1,063,744
Tokyo Century	1,400		113,681
Tokyo Electric Power Holdings	46,072	[a]	178,525
Tokyo Electron	5,000		1,907,146
Tokyo Gas	12,900		281,852
Tokyu	17,210		202,902
Tokyu Fudosan Holdings	20,100		114,129
Toppan Printing	9,300		132,664
Toray Industries	45,600		298,406
Toshiba	12,800		419,357
Tosoh	8,300		143,226
TOTO	4,800		266,654
Toyo Suisan Kaisha	2,900		142,691
Toyoda Gosei	2,400		63,449
Toyota Industries	4,900		386,543
Toyota Motor	71,155		4,975,642
Toyota Tsusho	7,300		286,480
Trend Micro	4,400		241,597
Tsuruha Holdings	1,300		172,540
Unicharm	13,600		608,334
United Urban Investment	99		134,896
USS	7,000		140,495
Welcia Holdings	3,400		115,496
West Japan Railway	5,600		304,333
Yakult Honsha	4,400		224,845
Yamada Holdings	24,600		125,450
Yamaha	4,600		260,094
Yamaha Motor	9,100		207,331
Yamato Holdings	10,500		259,348
Yamazaki Baking	4,000		73,336
Yaskawa Electric	8,100		416,726
Yokogawa Electric	7,300		158,227
Z Holdings	90,700		561,093
ZOZO	3,500		97,783
			133,674,518
Jordan - .0%
Hikma Pharmaceuticals	5,763	[a]	189,320
Luxembourg - .3%
ArcelorMittal	24,466	[a]	532,218
Aroundtown	33,212		231,030
Eurofins Scientific	4,495	[a]	431,938
SES	13,837	[a]	117,981

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Luxembourg - .3% (continued)
Tenaris	15,837		122,898
			1,436,065
Macau - .1%
Sands China	81,413	[a]	330,700
Wynn Macau	55,200	[a]	89,515
			420,215
Mexico - .0%
Fresnillo	5,577	[a]	75,418
Netherlands - 5.1%
ABN AMRO Bank-CVA	14,731	[a,c]	153,669
Adyen	615	[a,c]	1,281,467
Aegon	62,620	[a]	258,146
Akzo Nobel	6,507	[a]	659,762
argenx	1,499	[a]	438,994
ASML Holding	14,291		7,608,882
EXOR	3,738	[a]	278,111
Heineken	8,648	[a]	900,847
Heineken Holding	3,904	[a]	342,483
ING Groep	130,342	[a]	1,157,725
JDE Peet's	2,269	[a]	87,513
Just Eat Takeaway.com	4,249	[a,c]	487,478
Koninklijke Ahold Delhaize	36,770	[a]	1,052,214
Koninklijke DSM	5,825	[a]	1,017,228
Koninklijke KPN	118,042		368,826
Koninklijke Philips	30,500		1,662,278
Koninklijke Vopak	2,264	[a]	114,494
NN Group	9,670	[a]	400,867
Prosus	16,323	[a]	1,896,551
QIAGEN	7,739	[a]	419,133
Randstad	4,122	[a]	257,102
Royal Dutch Shell, Cl. A	137,477		2,501,709
Royal Dutch Shell, Cl. B	124,185		2,148,182
Stellantis	35,409	[a]	537,734
Stellantis	37,140		563,823
Wolters Kluwer	9,098	[a]	755,134
			27,350,352
New Zealand - .4%
Auckland International Airport	43,750	[a]	233,367
Fisher & Paykel Healthcare	19,065		473,527
Mercury NZ	22,832	[a]	116,690
Meridian Energy	43,406	[a]	223,350
Ryman Healthcare	12,782		142,610
Spark New Zealand	63,764	[a]	219,415
The a2 Milk Company	25,978	[a]	216,737

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
New Zealand - .4% (continued)
Xero	4,159	[a]	411,331
			2,037,027
Norway - .6%
Adevinta	8,196	[a]	121,563
DNB	31,531	[a]	615,513
Equinor	32,889		588,111
Gjensidige Forsikring	6,584		151,970
Mowi	14,854		328,417
Norsk Hydro	45,917		203,628
Orkla	25,986	[a]	252,561
Schibsted, Cl. A	2,321	[a]	87,745
Schibsted, Cl. B	3,508	[a]	113,560
Telenor	23,777	[a]	393,622
Yara International	5,793		270,257
			3,126,947
Portugal - .2%
Banco Espirito Santo	118,053	[a,d]	0
EDP - Energias de Portugal	93,524	[a]	584,494
Galp Energia	16,653	[a]	166,417
Jeronimo Martins	8,281		135,322
			886,233
Singapore - 1.0%
Ascendas Real Estate Investment Trust	106,827		247,639
CapitaLand	92,300	[a]	221,831
CapitaLand Integrated Commercial Trust	158,276		253,484
City Developments	13,900	[a]	75,528
DBS Group Holdings	60,676		1,140,785
Genting Singapore	211,227	[a]	135,053
Keppel	47,400		177,820
Mapletree Commercial Trust	71,200	[a]	110,908
Mapletree Logistics Trust	94,900		141,488
Oversea-Chinese Banking	111,636	[a]	862,057
Singapore Airlines	42,933	[a]	131,811
Singapore Exchange	26,200		194,314
Singapore Technologies Engineering	51,400	[a]	142,847
Singapore Telecommunications	277,951		493,636
Suntec Real Estate Investment Trust	67,800		81,632
United Overseas Bank	39,163	[a]	691,886
UOL Group	15,111	[a]	83,239
Venture	9,800	[a]	145,601
Wilmar International	63,800	[a]	252,995
			5,584,554

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Spain - 2.3%
ACS Actividades de Construccion y Servicios	9,014		280,924
Aena SME	2,284	[a,c]	350,368
Amadeus IT Group	15,038	[a]	951,915
Banco Bilbao Vizcaya Argentaria	222,671		1,014,061
Banco Santander	580,506	[a]	1,697,837
CaixaBank	119,862	[a]	302,979
Cellnex Telecom	10,781	[c]	631,656
Enagas	8,506		187,442
Endesa	10,971		280,572
Ferrovial	16,787		402,902
Grifols	10,067	[a]	296,857
Iberdrola	2,923	[a]	39,670
Iberdrola	202,216		2,742,400
Industria de Diseno Textil	36,442		1,081,199
Natural Energy Group	10,135	[b]	261,651
Red Electrica	14,591		277,029
Repsol	50,941		499,399
Siemens Gamesa Renewable Energy	7,851	[a]	321,202
Telefonica	168,661	[a]	724,858
			12,344,921
Sweden - 3.2%
Alfa Laval	10,904	[a]	286,192
Assa Abloy, Cl. B	33,427		827,615
Atlas Copco, Cl. A	22,713		1,236,362
Atlas Copco, Cl. B	13,141		615,049
Boliden	9,233	[a]	302,860
Electrolux, Ser. B	7,462		182,666
Epiroc, Cl. A	22,404		430,028
Epiroc, Cl. B	13,363		228,850
EQT	7,796		243,291
Essity, Cl. B	20,256		646,157
Evolution Gaming Group	5,442	[a,c]	530,536
Fastighets AB Balder, CI. B	3,295	[a]	164,822
Hennes & Mauritz, Cl. B	26,705		568,833
Hexagon, Cl. B	9,385		821,178
Husqvarna, Cl. B	13,710	[a]	169,900
ICA Gruppen	3,387	[a]	169,914
Industrivarden, Cl. A	3,302	[a]	110,996
Industrivarden, Cl. C	5,219	[a]	165,847
Investment AB Latour, Cl. B	5,282	[a]	117,894
Investor, Cl. B	15,221		1,116,166
Kinnevik, Cl. B	8,332	[a]	409,348
L E Lundbergforetagen, Cl. B	2,481	[a]	130,538

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Sweden - 3.2% (continued)
Lundin Energy	6,335		172,497
Nibe Industrier, Cl. B	10,430		348,580
Sandvik	38,136		950,305
Securitas, Cl. B	10,223		157,994
Skandinaviska Enskilda Banken, Cl. A	55,563		606,994
Skanska, Cl. B	11,808	[a]	305,660
SKF, Cl. B	12,565	[a]	344,392
Svenska Cellulosa, Cl. B	20,277		357,236
Svenska Handelsbanken, Cl. A	52,317	[a]	524,192
Swedbank, Cl. A	30,458		573,220
Swedish Match	5,441	[a]	419,479
Tele2, Cl. B	16,976	[a]	234,068
Telefonaktiebolaget LM Ericsson, Cl. B	98,722		1,247,148
Telia	81,020		355,149
Volvo, Cl. B	48,159	[a]	1,190,217
			17,262,173
Switzerland - 9.7%
ABB	61,713	[a]	1,821,379
Adecco Group	5,235	[a]	327,823
Alcon	16,437	[a]	1,178,962
Baloise Holding	1,545	[a]	257,926
Banque Cantonale Vaudoise	1,070	[a]	113,453
Barry Callebaut	105		232,620
Chocoladefabriken Lindt & Spruengli	3	[a]	279,759
Chocoladefabriken Lindt & Spruengli-PC	35	[a]	303,656
Cie Financiere Richemont, CI. A	17,472	[a]	1,623,403
Clariant	6,341	[a]	134,672
Coca-Cola HBC	6,855	[a]	203,138
Credit Suisse Group	81,766		1,077,645
EMS-Chemie Holding	279	[a]	263,002
Geberit	1,249	[a]	764,458
Givaudan	308	[a]	1,243,076
Glencore	337,953	[a]	1,136,577
Julius Baer Group	7,416		448,999
Kuehne + Nagel International	1,787	[a]	407,075
LafargeHolcim	17,690	[a]	954,837
Logitech International	5,532	[a]	576,851
Lonza Group	2,492		1,594,103
Nestle	96,755	[a]	10,839,134
Novartis	74,543		6,742,798
Partners Group Holding	630	[a]	745,168
Roche Holding	23,590	[a]	8,131,059
Schindler Holding	710	[a]	187,022
Schindler Holding-PC	1,344	[a]	355,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Switzerland - 9.7% (continued)
SGS	204		620,095
Sika	4,740	[a]	1,289,095
Sonova Holding	1,839	[a]	444,293
STMicroelectronics	21,250		856,741
Straumann Holding	356	[a]	395,077
Swiss Life Holding	1,037	[a]	471,888
Swiss Prime Site	2,627	[a]	255,561
Swiss Re	9,530	[a]	840,850
Swisscom	859	[a]	467,840
Temenos	2,192	[a]	277,416
The Swatch Group	1,631		91,922
The Swatch Group-BR	972		280,126
UBS Group	122,754		1,772,135
Vifor Pharma	1,548	[a]	210,388
Zurich Insurance Group	5,040	[a]	2,006,530
			52,223,609
United Arab Emirates - .0%
NMC Health	4,176	[a,d]	1
United Kingdom - 12.1%
3i Group	32,720		494,875
Admiral Group	6,616	[a]	261,110
Anglo American	41,525	[a]	1,365,514
Ashtead Group	14,969		756,462
Associated British Foods	12,040	[a]	348,893
AstraZeneca	44,037	[a]	4,495,957
Auto Trader Group	32,390	[a,c]	250,122
AVEVA Group	2,865		142,636
Aviva	130,615		596,808
BAE Systems	107,104	[a]	677,416
Barclays	586,598	[a]	1,073,113
Barratt Developments	35,166	[a]	307,219
Berkeley Group Holdings	4,364	[a]	250,085
BP	679,252		2,524,158
British American Tobacco	76,924		2,799,707
BT Group	300,294	[a]	516,236
Bunzl	11,583		372,587
Burberry Group	13,328	[a]	313,428
CNH Industrial	34,695	[a]	443,540
Coca-Cola European Partners	6,896		320,457
Compass Group	59,600	[a]	1,068,298
Croda International	4,728	[a]	406,887
Diageo	78,381		3,163,047
Direct Line Insurance Group	46,493	[a]	190,834
Evraz	18,546	[a]	127,293

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
United Kingdom - 12.1% (continued)
Ferguson	7,502		872,833
GlaxoSmithKline	168,262		3,125,819
Halma	12,573		424,943
Hargreaves Lansdown	11,463		267,966
HSBC Holdings	683,218	[a]	3,578,261
Imperial Brands	31,504		634,027
Informa	50,927	[a]	348,114
InterContinental Hotels Group	5,811	[a]	358,644
Intertek Group	5,340	[a]	403,286
J Sainsbury	58,311		195,131
JD Sports Fashion	14,398	[a]	147,132
Johnson Matthey	6,471		261,303
Kingfisher	70,847	[a]	269,255
Land Securities Group	23,364		195,450
Legal & General Group	198,620	[a]	662,929
Lloyds Banking Group	2,393,709	[a]	1,074,277
London Stock Exchange Group	10,575	[a]	1,257,469
M&G	86,981	[a]	209,442
Melrose Industries	167,031	[a]	384,953
Mondi	16,047	[a]	379,292
National Grid	119,138		1,384,908
Natwest Group	162,227	[a]	326,074
Next	4,525	[a]	478,913
Ocado Group	16,528	[a]	628,149
Pearson	25,185	[a]	280,056
Persimmon	10,690		372,985
Phoenix Group Holdings	18,000	[a]	166,279
Prudential	87,315	[a]	1,399,773
Reckitt Benckiser Group	23,827	[a]	2,023,503
RELX	64,659	[a]	1,603,874
Rentokil Initial	62,242	[a]	423,831
Rio Tinto	37,622	[a]	2,875,174
Rolls-Royce Holdings	276,236	[a]	344,954
RSA Insurance Group	34,952		323,127
Schroders	4,298	[a]	200,975
Segro	40,489	[a]	528,987
Severn Trent	8,138		257,615
Smith & Nephew	29,130	[a]	613,456
Smiths Group	13,751	[a]	266,858
Spirax-Sarco Engineering	2,437	[a]	369,637
SSE	35,060		711,805
St. James's Place	18,345	[a]	294,647
Standard Chartered	91,874	[a]	557,880
Standard Life Aberdeen	75,485	[a]	312,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
United Kingdom - 12.1% (continued)
Taylor Wimpey		121,349	[a]	242,905
Tesco		327,169		1,071,318
The British Land Company		30,545		187,571
The Sage Group		37,323		301,279
Unilever		51,955	[a]	3,020,095
Unilever		36,289	[a]	2,115,192
United Utilities Group		22,415		282,856
Vodafone Group		897,699		1,535,303
Whitbread		6,787	[a]	257,811
Wm Morrison Supermarkets		81,427		200,093
WPP		41,117	[a]	429,219
				64,706,431
Total Common Stocks (cost $325,632,438)				521,873,279
	Preferred Dividend Yield (%)
Preferred Stocks - .6%
Germany - .6%
Bayerische Motoren Werke	4.46	1,938	[a]	126,795
Fuchs Petrolub	1.98	2,239	[a]	127,456
Henkel & Co.	2.15	6,004	[a]	623,601
Porsche Automobil Holding	3.63	5,054	[a]	352,859
Sartorius	0.07	1,181	[a]	588,756
Volkswagen	2.98	6,275	[a]	1,193,169
Total Preferred Stocks (cost $1,600,543)				3,012,636
		Number of Rights
Rights - .0%
Spain - .0%
ACS Actividades de Construccion y Servicios (cost $4,959)		9,014		4,441
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.15%, 2/25/21 (cost $192,980)		193,000	[e,f]	192,995
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,512,224)	0.08	1,512,224	[g]	1,512,224

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $504,996)	0.04	504,996	[g]	504,996
Total Investments (cost $329,448,140)		98.5%		527,100,571
Cash and Receivables (Net)		1.5%		8,026,522
Net Assets		100.0%		535,127,093

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings) Shares

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $798,766 and the value of the collateral was $904,533, consisting of cash collateral of $504,996 and U.S. Government & Agency securities valued at $399,537.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $9,802,991 or 1.83% of net assets.

d The fund held Level 3 securities at January 31, 2021, these securities were valued at $1 or .0% of net assets.

e Held by a counterparty for open exchange traded derivative contracts.

f Security is a discount security. Income is recognized through the accretion of discount.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon International Stock Index Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
MSCI EAFE Index	76	3/19/2021	8,157,871	8,038,900	(118,971)
Gross Unrealized Depreciation				(118,971)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	5,584,530	516,288,748††	1	521,873,279
Equity Securities - Preferred Stocks	-	3,012,636††	-	3,012,636
Investment Companies	2,017,220	-	-	2,017,220
Rights	4,441	-	-	4,441
U.S. Treasury Securities	-	192,995	-	192,995
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	7,379	-	7,379
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(30)	-	(30)
Futures†††	(118,971)	-	-	(118,971)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $197,652,431, consisting of $233,205,280 gross unrealized appreciation and $35,552,849 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.